Fair value measurement - Reconciliation of fair value measurements(Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Fair value measurement
Beginning Balance		₨ 6,384,864
Ending Balance	$ 181,880	11,842,066	₨ 6,384,864
Level 1 and 3
Fair value measurement
Beginning Balance		1,340,330	6,997
Acquired liability			1,631,672
Business acquisition		610,383
Charge to profit or loss		857,318	(229,819)
Charged to equity		(2,755)	2,755
Converted to equity			(7,241)
Effects of movements in foreign exchange rates		14,055	(64,034)
Ending Balance		2,819,331	1,340,330
Convertible Preference shares - Series D | Level 1 and 3 | Silicon Valley Bank
Fair value measurement
Beginning Balance			2,087
Charge to profit or loss			2,006
Converted to equity			(4,093)
Convertible Preference shares - Series E | Level 1 and 3 | Silicon Valley Bank
Fair value measurement
Beginning Balance			1,591
Charge to profit or loss			1,557
Converted to equity			(3,148)
Ordinary Warrants | Level 1 and 3 | Macquarie Corporate Holdings Pty Limited
Fair value measurement
Beginning Balance		2,229	3,319
Charge to profit or loss		(2,137)	(1,463)
Effects of movements in foreign exchange rates		(8)	373
Ending Balance		84	2,229
Quoted Warrants | Level 1 and 3
Fair value measurement
Beginning Balance		1,335,188
Acquired liability			1,631,672
Charge to profit or loss		565,390	(232,211)
Effects of movements in foreign exchange rates		13,942	(64,273)
Ending Balance		1,914,520	1,335,188
Contingent dividend | Level 1 and 3
Fair value measurement
Beginning Balance		2,913
Charge to profit or loss		(279)	292
Charged to equity		(2,755)	2,755
Effects of movements in foreign exchange rates		121	(134)
Ending Balance			₨ 2,913
Liability for acquisition of business | Level 1 and 3
Fair value measurement
Business acquisition		610,383
Charge to profit or loss		294,344
Ending Balance		₨ 904,727